8. STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price
Weighted average exercise price - shares granted	$ 0.54	$ 0.43
Employee Stock Option
Shares
Shares outstanding - beginning	3,505,000
Shares granted	1,120,000
Shares cancelled and expired	(50,000)
Shares outstanding - ending	4,575,000
Shares exercisable	4,575,000
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.84
Weighted average exercise price - shares granted	$ 0.54
Weighted average exercise price - ending	$ 0.76
Weighted average exercise price - exercisable	$ 0.76
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	4 years 10 months 6 days
Weighted average contractural term - ending	4 years 4 months 4 days
Weighted average contractural term - exercisable	4 years 4 months 4 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 171,600
Aggregate intrinsic value - ending	27,000
Warrant
Shares
Shares outstanding - beginning	12,570,642
Shares granted	2,648,890
Shares exercised	(900,000)
Shares outstanding - ending	14,319,532
Shares exercisable	14,319,532
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.48
Weighted average exercise price - shares granted	$ 0.57
Weighted average exercise price - ending	$ 0.55
Weighted average exercise price - exercisable	$ 0.55
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	1 year 10 months 2 days
Weighted average contractural term - ending	1 year 6 months 9 days
Weighted average contractural term - exercisable	1 year 6 months 9 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	1,943,000
Aggregate intrinsic value - ending	$ 10,000